Related Party Transaction (Details Narrative) (Detail)	12 Months Ended		1 Months Ended	6 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended		6 Months Ended			6 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2013 Chief Executive Officer [Member] USD ($)	Jun. 30, 2014 Chief Executive Officer [Member] USD ($)	Jan. 31, 2014 Shareholders [Member] USD ($)	Dec. 31, 2013 Shareholders [Member] USD ($)	Dec. 31, 2012 Shareholders [Member] USD ($)	Jul. 29, 2013 Related Party [Member] USD ($)	Jun. 25, 2013 Related Party [Member]	Jan. 27, 2013 Related Party [Member]	Jan. 27, 2013 Related Party [Member] USD ($)	Dec. 31, 2013 Individual Counterparty [Member] USD ($)	Dec. 31, 2012 Individual Counterparty [Member] USD ($)	Jun. 30, 2014 Internet Marketing Hub Ltd. ("IMH") USD ($)	Jun. 30, 2013 Internet Marketing Hub Ltd. ("IMH") USD ($)	Jun. 30, 2014 Internet Marketing Hub Ltd. ("IMH") President [Member]	Jun. 30, 2014 Internet Marketing Hub Ltd. ("IMH") Monthly Payment When Agreement Continues [Member] USD ($)	Jun. 30, 2014 Internet Marketing Hub Ltd. ("IMH") Monthly Payment When Agreement Continues [Member] GBP (£)	Jun. 30, 2014 Internet Marketing Hub Ltd. ("IMH") Additional Monthly Payment [Member] USD ($)	Jun. 30, 2014 Internet Marketing Hub Ltd. ("IMH") Additional Monthly Payment [Member] GBP (£)	Jun. 30, 2014 MPL Ltd. ("MPL") USD ($)	Jun. 30, 2013 MPL Ltd. ("MPL") USD ($)	Jun. 30, 2014 Fields Texas USD ($)	Jun. 30, 2014 Fields Texas FIN Electronic Cigarette USD ($)	Jun. 30, 2014 Fields Texas Development Cost [Member] USD ($)
Related Party Transaction [Line Items]
Royalties																					$ 83,253	$ 0
Related party, ownership percentage																50.00%
Related party, supplier agreement payment																	25,500	15,000	17,000	10,000
Total cost incurred under the agreement														185,538	0
Repayment of related party debt																								500,000	200,000
Related party transaction, interest rate						12.00%				8.00%													5.00%
Advisory fees paid as a percentage price of acquisiton																							600,000
Related party, description																							According to the Advisory Agreement, in the event FTX provides advice related to operational, strategic and synergistic considerations associated with a merger or acquisition which is closed by the Company, which Fields Texas is receiving a 5% facilitation fee for, the Company shall pay FTX a fee equal to three percent (3%) of the total purchase price paid.
Due to related party	448,166	703,870				448,166	703,570				250,000
Accrued interest, paid					115,078
Monthly payment for services			21,000	21,000
Accrued Interest						110,000	34,000
Related party transaction, maturity Date						Jan. 31, 2014				Jan. 31, 2014
Conversion of debt, Shares issued										40,000
Issuance of common shares in reverse merger acquisition, Shares									2,600,000
Payments of convertible notes								250,000
Stock repurchased and retired								1,600,000
Deferred compensation		350,003											350,000
Decrease in Deferred compensation	$ (350,003)	$ 350,003										$ (350,000)